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VIA EDGAR



August 29, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Variable Annuity Account Seven
            AIG SunAmerica Life Assurance Company
            File Nos. 333-63511 and 811-09003


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated August 28, 2003, for Variable Annuity Account Seven (the "Separate Account") of AIG SunAmerica Life Assurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on August 15, 2003, via EDGAR.

If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,


/s/  SARAH BALDWIN

Sarah Baldwin
Staff Counsel